Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
Alaska 0.4%
Alaska, Northern Tobacco Securitization Corp., “2”, Series B-2, Zero Coupon, 6/1/2066	10,585,000	2,388,050
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,042,107
		13,430,157
Arizona 1.0%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	2,145,142
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	11,890,415
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	6,192,048
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	5,330,696
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	7,859,361
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	1,445,000	1,539,901
144A, 5.0%, 6/15/2052	2,995,000	3,109,175
		38,066,738
California 9.5%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	9,500,000	10,923,221
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	6,500,000	10,145,554
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,285,000	6,093,263
Series A, Prerefunded, 5.0%, 6/1/2040	6,480,000	7,606,031
Series A-1, 5.0%, 6/1/2047	1,725,000	1,782,494
Series A-2, 5.0%, 6/1/2047	7,875,000	8,137,462
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	5,551,140	6,577,763
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,868,872
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	24,092,438
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,685,966
4.0%, 9/1/2046	2,905,000	3,202,156
California, State General Obligation:
5.0%, 2/1/2032	25,000,000	25,501,122
5.0%, 2/1/2033	8,000,000	8,159,004
5.25%, 4/1/2035	15,340,000	15,789,714
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	18,797,261
5.25%, 10/1/2032	25,000,000	25,102,248

California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, Prerefunded, 5.0%, 8/15/2043	10,000,000	11,849,780
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,876,187
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	675,000	788,451
Series A, 144A, 5.0%, 11/15/2051	340,000	395,515
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033 (a)	6,250,000	8,209,400
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,761,305
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,447,922
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,918,340
Series A, 5.25%, 12/1/2044	7,765,000	8,796,579
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,205,787
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,902,270
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,198,996
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,891,919
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,885,102
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	18,537,300
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,916,045
Series C, AMT, 5.0%, 7/1/2030	13,690,000	17,132,138
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,361,876
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,723,971
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,486,065
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	5,033,760
Series O, 4.0%, 5/15/2030	5,000,000	6,003,556
Series O, 4.0%, 5/15/2031	3,335,000	3,974,374
Yolo County, CA, Washington Unified School District, Election of 2020, Series A, 3.0%, 8/1/2048, INS: AGMC	6,920,000	7,501,818
		351,263,025
Colorado 6.0%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,950,558
Colorado, North Range Metropolitan District No. 3, 5.25%, 12/1/2050	3,333,000	3,713,645
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	46,852,872
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	17,700,000	21,970,072
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,149,167
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	6,050,000	6,926,018
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	4,890,000	5,773,809
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2037	2,615,000	3,123,280
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,078,031

Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	18,030,901
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,607,490
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,277,448
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,685,522
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,532,335
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,205,118
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	5,160,000	5,657,655
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	27,448,696
		222,982,617
Connecticut 2.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	13,912,435
Connecticut, State General Obligation:
Series A, 3.0%, 1/15/2033	4,000,000	4,522,200
Series C, 5.0%, 6/15/2029	14,690,000	18,749,056
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	3,096,343
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	5,595,000	6,448,156
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,727,538
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 4.0%, 5/1/2038	2,655,000	3,228,387
Series A, 4.0%, 5/1/2039	6,000,000	7,275,155
Series A, 4.0%, 5/1/2040	2,265,000	2,739,800
Seies C, 5.0%, 1/1/2030 (a)	2,000,000	2,628,928
Seies C, 5.0%, 1/1/2031 (a)	2,000,000	2,682,986
Seies C, 5.0%, 1/1/2032 (a)	1,665,000	2,271,679
		86,282,663
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,287,001
District of Columbia 1.6%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	10,300,000	12,197,783
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	366,980
5.0%, 7/1/2054	2,425,000	2,905,032
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	5,711,901
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	3,175,000	3,691,430
5.0%, 6/1/2055	2,665,000	3,076,624
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,462,464
Series A, AMT, 5.0%, 10/1/2032	5,000,000	6,030,255
AMT, 5.0%, 10/1/2042	10,805,000	13,193,030
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,795,602
Series A, 5.0%, 10/1/2030	1,455,000	1,785,623
		57,216,724

Florida 7.7%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,482,889
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,949,874
Series Q-1, Prerefunded, 5.0%, 10/1/2037	12,000,000	12,633,508
AMT, 5.0%, 10/1/2042	10,000,000	12,105,693
AMT, 5.0%, 10/1/2047	8,950,000	10,805,654
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	8,783,245
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	677,470
Series A-1, 5.0%, 10/1/2033	540,000	675,428
Series A-1, 5.0%, 10/1/2034	545,000	679,608
Series A-1, 5.0%, 10/1/2035	270,000	335,936
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	3,570,000	4,230,619
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 6/15/2050	2,755,000	3,177,954
Series A, 144A, 5.0%, 6/15/2055	2,415,000	2,777,524
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	3,298,564
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	3,105,000	3,223,625
Series A, 144A, AMT, 6.5% (b), 1/1/2049	3,400,000	3,520,664
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	985,000	1,172,880
5.0%, 3/1/2032	1,105,000	1,299,280
5.0%, 3/1/2034	1,200,000	1,404,045
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	17,380,422
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,740,488
Series B, 4.0%, 10/1/2037	1,500,000	1,746,701
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,109,119
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,561,763
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,745,000	3,034,701
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,665,000	9,686,151
144A, 4.375%, 5/1/2050	7,245,000	8,097,474
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,844,431
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,457,285
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, Prerefunded, 5.0%, 10/1/2031	3,000,000	3,155,013
Miami-Dade County, FL, Educational Facilities Authority Revenue, Series A, 5.0%, 4/1/2048	8,440,000	10,115,813
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046 (a)	6,430,000	7,433,239
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2049	25,000,000	29,267,790
Prerefunded, 5.0%, 7/1/2037	5,000,000	5,203,344
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.0%, 10/1/2044	6,000,000	6,851,528
Series B, 4.0%, 10/1/2049	32,500,000	37,823,792

Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	1,355,000	1,361,642
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,973,397
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,887,326
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	22,170,000	25,270,173
		285,236,052
Georgia 2.8%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	731,553
Atlanta, GA, Water & Wastewater Revenue, Series B, Prerefunded, 5.25%, 11/1/2028	5,000,000	5,550,680
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,727,150
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,649,806
Series A, 5.25%, 10/1/2036	11,115,000	11,160,275
Series A, 5.25%, 10/1/2041	5,000,000	5,020,284
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,798,764
Georgia, George L Smith II Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,505,000	4,146,694
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,415,358
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	17,764,381
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,518,154
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	6,293,402
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,410,333
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,400,826
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,018,261
		103,605,921
Illinois 5.4%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2034	810,000	1,006,875
Series E, 6.038%, 12/1/2029	1,500,000	1,762,180
Chicago, IL, General Obligation:
Series A, 5.5%, 1/1/2049	2,535,000	3,143,358
Series A, 6.0%, 1/1/2038	2,290,000	2,849,413
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,133,551
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	3,730,000	4,312,185
Series A, 4.0%, 12/1/2055	3,705,000	4,217,249
Series A, 5.0%, 12/1/2045	3,700,000	4,610,344
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	3,001,997
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,267,336
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.0%, 6/15/2052	11,700,000	12,131,396
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	11,727,635
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,447,742
Series A, 6.7%, 11/1/2021, INS: NATL	3,395,000	3,431,475
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,531,115
Series A, 5.0%, 1/1/2037	3,965,000	4,705,032

Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	7,321,535
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, Prerefunded, 5.0%, 5/15/2041	13,155,000	13,603,904
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,612,358
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	4,088,221
5.0%, 1/1/2035	7,575,000	8,655,363
Series A, 5.0%, 5/1/2036	7,480,000	9,025,974
5.0%, 5/1/2039	4,285,000	4,711,763
Series A, 5.0%, 5/1/2040	3,000,000	3,589,734
Series A, 5.0%, 12/1/2042	5,955,000	7,027,666
Series A, 5.0%, 5/1/2043	7,000,000	8,313,024
Series A, 5.0%, 3/1/2046	1,995,000	2,489,425
Series A, 5.25%, 12/1/2030	6,500,000	7,986,294
5.75%, 5/1/2045	4,205,000	5,429,478
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	21,295,252
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,651,152
		200,080,026
Indiana 1.1%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	23,677,412
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,057,316
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,980,265
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,032,907
		40,747,900
Iowa 0.5%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	7,135,000	8,238,272
4.0%, 10/1/2050	5,770,000	6,634,731
Iowa, State Higher Education Loan Authority, Private College Facility, Loras College Project, 0.01% (c), 9/1/2021, LOC: Bank of America NA	1,080,000	1,080,000
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	1,740,000	2,024,987
		17,977,990
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,476,482
Series A, 5.25%, 6/1/2041	1,915,000	2,274,073
		3,750,555
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,363,028
Maryland 0.9%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	2,980,000	3,270,150
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	1,900,000	2,162,785

Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	625,000	770,752
5.0%, 7/1/2056	1,080,000	1,325,997
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	5,000,000	5,999,445
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,865,330
Series A, 5.0%, 5/15/2045	5,000,000	6,087,624
		31,482,083
Massachusetts 0.8%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 0.01% (c), 9/7/2021, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	3,369,386
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,419,887
Series S-1, 5.0%, 7/1/2033	4,000,000	4,986,788
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,184,118
Massachusetts, State General Obligation:
Series B, 3.0%, 4/1/2047	9,000,000	9,742,082
Series C, 3.0%, 3/1/2049	5,400,000	5,788,813
		28,791,074
Michigan 0.6%
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	15,000,000	17,311,929
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,818,933
		23,130,862
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	6,011,760
Series A, 5.0%, 2/15/2053	14,060,000	16,855,203
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,985,544
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	3,010,000	3,328,192
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,999,538
		37,180,237
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,779,145
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,711,175
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	3,695,000	4,102,432
		10,592,752
Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,207,180

Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,000,000	1,425,182
New Jersey 2.9%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	13,610,140
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	655,000	760,418
Series QQQ, 4.0%, 6/15/2050	655,000	757,584
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	2,590,000	3,207,092
Series A, 4.0%, 6/1/2031	2,590,000	3,237,682
Series A, 4.0%, 6/1/2032	1,245,000	1,570,751
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,085,716
Series BBB, 5.5%, 6/15/2030	22,440,000	27,726,963
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,454,146
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,500,765
Series A, 5.0%, 6/15/2047	3,205,000	3,863,492
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	2,080,000	2,151,046
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039 (a)	2,335,000	2,703,345
Series A, 4.0%, 6/15/2040 (a)	2,920,000	3,369,186
Series A, 4.0%, 6/15/2041 (a)	2,820,000	3,245,543
Series A, 4.0%, 6/15/2042 (a)	1,790,000	2,053,165
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	11,622,604
Series A, 5.0%, 12/15/2036	2,385,000	2,977,762
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,333,103
Series A, 5.25%, 6/1/2046	2,630,000	3,220,842
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	2,312,996
Series A, 5.0%, 11/1/2045	3,000,000	3,770,407
		107,534,748
New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,981,651
Series A, 4.0%, 6/1/2030	5,795,000	6,951,062
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	3,945,000	4,347,227
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	3,815,000	4,210,184
		22,490,124
New York 16.8%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	1,009,993

New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01% (c), 9/1/2021, LOC: Barclays Bank PLC	485,000	485,000
Series G-1, 0.02% (c), 9/7/2021, LOC: TD Bank NA	3,200,000	3,200,000
Series A-1, 4.0%, 11/15/2041, INS: AGMC	12,000,000	14,215,139
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,391,104
Series D, 5.0%, 11/15/2028	9,715,000	10,218,120
Series D, 5.0%, 11/15/2038	13,635,000	14,788,076
Series B, 5.25%, 11/15/2044	25,000,000	27,734,002
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	13,573,384
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	7,300,000	11,363,625
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	20,305,000	23,870,511
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	9,963,905
Series B, 5.0%, 2/15/2035	29,990,000	34,499,659
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	11,621
Series A, 5.0%, 2/15/2039	3,950,000	4,787,440
Series C, 5.0%, 3/15/2042	14,750,000	16,378,996
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,245,193
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.06% (c), 9/1/2021, LOC: Landesbank Hessen-Thuringen	200,000	200,000
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	45,628,245
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	20,000,000	23,595,704
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,664,882
Series N, 4.0%, 1/1/2044	16,465,000	19,373,080
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	40,000,000	47,751,872
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,486,245
AMT, 5.0%, 10/1/2040	4,000,000	5,025,874
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	1,086,689
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,459,078
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,882,028
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	8,000,000	9,366,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,632,520
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	2,200,000	2,575,153
New York, Triborough Bridge & Tunnel Authority Revenue, Series A, 4.0%, 11/15/2054	5,000,000	5,877,775
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	4,685,000	6,028,372
Series A, 5.0%, 11/15/2054	5,155,000	6,608,324
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,402,868
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,546,255
Series TE, 5.0%, 12/15/2035	4,000,000	4,430,875
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series GG-1, 4.0%, 6/15/2050	19,255,000	22,423,688

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,781,781
Series BB-1, 5.0%, 6/15/2049	10,000,000	12,760,749
New York City, NY, Transitional Finance Authority Revenue:
Series A-3, 4.0%, 5/1/2043	10,000,000	11,775,295
Series A-3, 4.0%, 5/1/2044	5,000,000	5,875,819
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	6,232,028
Series C-1, 4.0%, 5/1/2045	9,340,000	11,000,415
Series A, 5.0%, 2/1/2031	5,000,000	6,115,187
Series F-1, 5.0%, 5/1/2031	4,900,000	6,037,462
Series D-1, 5.0%, 2/1/2038	17,655,000	19,564,339
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	5,086,236
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,468,150
New York, NY, General Obligation:
Series G-6, 0.01% (c), 9/1/2021, LOC: Mizuho Bank Ltd.	250,000	250,000
Series I-4, 0.01% (c), 9/1/2021, LOC: TD Bank NA	3,830,000	3,830,000
Series A-1, 4.0%, 8/1/2034	5,750,000	6,992,246
Series B-1, 5.0%, 12/1/2031	2,000,000	2,446,645
Series D-1, 5.0%, 10/1/2033	16,585,000	16,648,535
Series D-1, Prerefunded, 5.0%, 10/1/2033	180,000	180,712
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	10,062,886
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	25,005,356
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,427,594
		621,322,730
North Carolina 0.7%
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,139,863
North Carolina, State Housing Finance Agency:
Series 47, 3.0%, 7/1/2051 (a)	8,000,000	8,812,146
Series 42, 4.0%, 1/1/2050	5,395,000	5,990,308
		24,942,317
Ohio 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	16,850,000	19,608,235
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,270,953
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 0.02% (c), 9/7/2021, LOC: U.S. Bank NA	710,000	710,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,102,659
5.0%, 1/1/2046	2,790,000	3,108,478
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,828,849
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,822,438
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,378,826
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	8,353,660
144A, 5.0%, 12/1/2048	7,500,000	7,963,487
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	4,885,000	5,502,660

Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,755,000	4,215,429
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,950,253
Series A-1, 5.25%, 2/15/2031	9,375,000	10,043,733
Series A-1, 5.25%, 2/15/2032	7,500,000	8,033,848
		124,893,508
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,699,776
Series B, 5.5%, 8/15/2057	9,385,000	11,596,064
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,387,273
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	5,760,000	6,024,427
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,821,075
		29,528,615
Pennsylvania 4.1%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	723,448
5.0%, 12/1/2054	1,825,000	1,970,238
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,505,146
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,340,175
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,814,863
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,596,445
5.0%, 6/1/2028	1,290,000	1,635,615
5.0%, 6/1/2029	1,290,000	1,621,757
5.0%, 6/1/2030	855,000	1,067,388
5.0%, 6/1/2031	865,000	1,075,207
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,627,971
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042	1,060,000	1,072,723
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,519,922
Series D, 5.0%, 8/15/2032	5,000,000	5,890,674
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 136, 3.0%, 10/1/2051 (a)	6,000,000	6,535,994
Series 132A, 3.5%, 4/1/2051	2,655,000	2,868,405
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2050	10,500,000	12,320,426
Series B, 5.0%, 6/1/2033	12,000,000	14,300,734
Series A-1, 5.0%, 12/1/2040	15,000,000	17,258,034
Series B-1, 5.0%, 6/1/2042	6,950,000	8,319,290
Series A-1, 5.0%, 12/1/2042	5,000,000	6,097,170
Series A, 5.0%, 12/1/2044	20,335,000	25,718,506
Series B, 5.0%, 12/1/2045	4,165,000	5,369,803
Series A-1, 5.0%, 12/1/2047	3,335,000	4,073,554
Series B, 5.0%, 12/1/2050	4,335,000	5,566,049
		149,889,537

South Carolina 2.7%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,453,476
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,912,234
5.0%, 11/1/2046	7,490,000	8,723,309
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,562,911
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,245,186
Series A, 5.0%, 12/1/2036	4,780,000	5,679,434
Series C, 5.0%, 12/1/2046	6,850,000	7,761,963
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	39,977,164
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,610,107
		100,925,784
South Dakota 1.2%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,961,089
5.0%, 7/1/2046	16,140,000	19,296,827
		42,257,916
Tennessee 0.7%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,203,884
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,602,088
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,877,681
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	3,000,000	3,239,634
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2021, GTY: Goldman Sachs Group, Inc.	2,000,000	2,000,000
		23,923,287
Texas 11.1%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	8,985,000	10,430,469
Series A, 5.0%, 1/1/2040	4,730,000	5,451,807
Series E, 5.0%, 1/1/2045	1,500,000	1,879,118
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	13,343,858
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,145,000	2,513,331
Series A, 4.0%, 3/1/2050	5,705,000	6,670,084
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,257,309
5.0%, 9/1/2030	1,000,000	1,249,127
5.0%, 9/1/2031	850,000	1,057,751
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	2,320,000	3,113,796
Series A, 5.0%, 11/15/2033	2,475,000	3,310,036
Series B, 5.0%, 11/15/2034	5,000,000	6,117,466

Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,864,626
5.0%, 5/15/2050	2,500,000	3,088,665
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2040	8,825,000	9,369,232
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,693,218
Series B, 5.0%, 1/1/2048	8,615,000	10,321,077
North Texas, Tollway Authority System Revenue, First Tier, Series A, 4.0%, 1/1/2044	13,315,000	15,501,425
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	8,051,531
Socorro, TX, Independent School District, 4.0%, 8/15/2045	3,920,000	4,671,848
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	30,378,480
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
Prerefunded, 5.0%, 8/15/2036	7,000,000	7,655,964
Prerefunded, 5.0%, 8/15/2043	9,900,000	10,827,720
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	12,250,000	14,234,106
Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	22,118,040
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	25,835
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,662,601
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	1,185,000	1,352,470
4.0%, 11/1/2055	1,110,000	1,260,590
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,605,000	3,389,835
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,360,322
Series A, 4.0%, 12/31/2038	1,145,000	1,360,322
Series A, 4.0%, 6/30/2039	875,000	1,035,879
Series A, 4.0%, 12/31/2039	1,010,000	1,195,701
Series A, 4.0%, 6/30/2040	815,000	961,850
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	16,409,790
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,270,016
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,942,102
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	15,190,000	17,819,158
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,202,425
Series C, 5.0%, 8/15/2042	5,085,000	5,707,332
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,980,134
Series B, 4.0%, 10/15/2033	20,000,000	24,058,828
Series A, 4.0%, 10/15/2036	5,000,000	5,895,419
Series B, 4.0%, 10/15/2036	23,580,000	28,200,501
Series B, 4.0%, 10/15/2037	7,000,000	8,350,342
Series A, 4.0%, 10/15/2049	4,685,000	5,549,039
Series A, 5.0%, 10/15/2043	6,000,000	7,496,187

Texas, State Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/2049	10,000,000	12,646,668
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	16,750,000	26,168,671
		409,472,101
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,206,618
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,700,548
Series A, AMT, 5.0%, 7/1/2047	13,435,000	16,135,594
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,813,226
		29,855,986
Virginia 2.9%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien, Series A, 4.0%, 7/1/2050	20,000,000	23,716,420
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	19,655,000	23,576,764
AMT, 5.0%, 12/31/2056	5,000,000	5,993,768
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,239,773
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,550,282
Series A, 4.0%, 9/1/2031	4,710,000	5,387,106
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	1,200,000	1,382,251
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,417,955
Virginia, State Public Building Authority, Public Facility Revenue:
Series A, 4.0%, 8/1/2039	5,000,000	6,009,746
Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,658,907
		107,932,972
Washington 5.6%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,644,248
4.0%, 12/1/2037	15,000,000	18,000,987
5.0%, 12/1/2031	14,345,000	18,356,658
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	10,067,003
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,519,427
Series A, AMT, 5.0%, 5/1/2031	9,200,000	11,103,249
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,998,927
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,353,070
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2046	15,000,000	23,062,242
Washington, Energy Northwest Electric Revenue, Series C, 5.0%, 7/1/2030	14,405,000	18,473,561
Washington, Port of Seattle Revenue, AMT, 5.0%, 4/1/2044	3,000,000	3,654,726
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,665,000	4,902,245
Series B, 3.0%, 7/1/2048	13,800,000	14,254,008
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	20,199,968

Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2038	4,690,000	5,267,031
4.0%, 5/1/2050	4,350,000	5,004,334
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	10,151,534
		207,013,218
West Virginia 0.9%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	10,620,727
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	23,998,386
		34,619,113
Wisconsin 0.9%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	455,000	464,152
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	795,000	810,991
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	9,812,494
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,286,588
144A, 5.75%, 5/1/2054	6,215,000	6,452,169
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,737,730
144A, 5.0%, 10/1/2053	12,415,000	13,757,712
		34,321,836
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,336,411
Puerto Rico 1.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	128,123,000	42,810,853
Series A-1, Zero Coupon, 7/1/2051	5,026,000	1,221,393
		44,032,246
Total Municipal Bonds and Notes (Cost $3,351,616,541)		3,685,392,216

Underlying Municipal Bonds of Inverse Floaters (d) 0.3%
New York
New York, General Obligation, 5.0%, 4/1/2037 (e) (Cost $12,194,515)	10,000,000	12,369,408
Trust: New York, NY, General Obligation, Series 2020-XM0900, 144A, 18.26%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
	Shares	Value ($)

Open-End Investment Companies 0.4%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $12,431,291)	12,428,265	12,430,751

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,376,242,347)	100.5	3,710,192,375
Floating Rate Notes (d)	(0.2)	(7,500,000)
Other Assets and Liabilities, Net	(0.3)	(9,482,843)
Net Assets	100.0	3,693,209,532
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$3,697,761,624	$—	$3,697,761,624
Open-End Investment Companies	12,430,751	—	—	12,430,751
Total	$12,430,751	$3,697,761,624	$—	$3,710,192,375
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH1
R-080548-1 (1/23)